Commercial Loans by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	$ 330,251	$ 319,181	$ 322,592
Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	246,294	221,057	228,799
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	21,220	40,402	39,486
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	29,741	33,172	20,024
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	84	22	241
Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	32,912	24,528	34,042
Commercial, industrial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	56,991	53,673	51,881
Commercial, industrial and agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	49,473	44,571	46,705
Commercial, industrial and agricultural | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	2,407	3,851	2,454
Commercial, industrial and agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	2,847	3,229	1,602
Commercial, industrial and agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	84	22	169
Commercial, industrial and agricultural | Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	2,180	2,000	951
Real estate - multifamily residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	19,932	18,077	15,801
Real estate - multifamily residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	19,932	18,077	15,801
Real estate - multifamily residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real estate - multifamily residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real estate - multifamily residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real estate - multifamily residential | Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real Estate - Construction
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	41,995	37,859	54,787
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	17,168	16,169	20,232
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	24,827	21,690	34,555
Real Estate - Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	24,735	21,528	27,143
Real Estate - Construction | Pass | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	16,290	14,890	17,976
Real Estate - Construction | Pass | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	8,445	6,638	9,167
Real Estate - Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	4,125	7,339	4,372
Real Estate - Construction | Special Mention | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	229	235	923
Real Estate - Construction | Special Mention | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	3,896	7,104	3,449
Real Estate - Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	7,175	5,372	3,891
Real Estate - Construction | Substandard | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	350	738	883
Real Estate - Construction | Substandard | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	6,825	4,634	3,008
Real Estate - Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real Estate - Construction | Doubtful | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real Estate - Construction | Doubtful | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real Estate - Construction | Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	5,960	3,620	19,381
Real Estate - Construction | Impaired | One To Four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	299	306	450
Real Estate - Construction | Impaired | Other construction, land development and other land
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	5,661	3,314	18,931
Real estate - farmland
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	7,207	8,172	8,558
Real estate - farmland | Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	6,284	6,288	7,371
Real estate - farmland | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	333	338	1,146
Real estate - farmland | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	590	1,068	41
Real estate - farmland | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real estate - farmland | Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	478	0
Real Estate - Non-farm, Non-residential
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	204,126	201,400	191,565
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	128,322	126,569	119,824
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	75,804	74,831	71,741
Real Estate - Non-farm, Non-residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	145,870	130,593	131,779
Real Estate - Non-farm, Non-residential | Pass | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	93,515	87,187	87,058
Real Estate - Non-farm, Non-residential | Pass | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	52,355	43,406	44,721
Real Estate - Non-farm, Non-residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	14,355	28,874	31,514
Real Estate - Non-farm, Non-residential | Special Mention | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	8,276	13,341	16,424
Real Estate - Non-farm, Non-residential | Special Mention | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	6,079	15,533	15,090
Real Estate - Non-farm, Non-residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	19,129	23,503	14,490
Real Estate - Non-farm, Non-residential | Substandard | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	12,121	15,983	10,669
Real Estate - Non-farm, Non-residential | Substandard | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	7,008	7,520	3,821
Real Estate - Non-farm, Non-residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	72
Real Estate - Non-farm, Non-residential | Doubtful | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	72
Real Estate - Non-farm, Non-residential | Doubtful | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	0	0	0
Real Estate - Non-farm, Non-residential | Impaired
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	24,772	18,430	13,710
Real Estate - Non-farm, Non-residential | Impaired | Owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	14,410	10,058	5,601
Real Estate - Non-farm, Non-residential | Impaired | Non-owner Occupied
Financing Receivable, Recorded Investment [Line Items]
Total commercial loans	$ 10,362	$ 8,372	$ 8,109